Exhibit 1

BBCMS Mortgage Trust 2019-C3

Commercial Mortgage Pass-Through Certificates, Series 2019-C3

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

KeyBank National Association

KeyBanc Capital Markets Inc.

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Rialto Mortgage Finance, LLC

Societe Generale Financial Corporation

SG Americas Securities, LLC

UBS AG

UBS Securities LLC

Drexel Hamilton, LLC

8 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Rialto Mortgage Finance, LLC 600 Madison Avenue, 12th Floor New York, New York 10022

KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211	Societe Generale Financial Corporation SG Americas Securities, LLC 245 Park Avenue New York, New York 10167

KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114	UBS AG UBS Securities LLC 1285 Avenue of the Americas New York, New York 10019

Natixis Real Estate Capital LLC Natixis Securities Americas LLC 1251 Avenue of the Americas, 5th Floor New York, New York 10020	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	BBCMS Mortgage Trust 2019-C3 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-C3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 May 2019

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 50 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial, multifamily and manufactured housing properties.

Procedures performed and our associated findings

1.	Barclays Capital Real Estate Inc. (“Barclays”), KeyBank National Association (“KeyBank”), Natixis Real Estate Capital LLC (“Natixis”), Rialto Mortgage Finance, LLC (“RMF”), Societe Generale Financial Corporation (“SGFC”) and UBS AG (together with Barclays, KeyBank, Natixis, RMF and SGFC, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in June 2019 (or, if applicable, in the case of any mortgage loan that has its first due date after June 2019, the date that would have been its due date in June 2019 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “Christiana Mall” (the “Christiana Mall Mortgage Loan”) consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by SGFC. For the Christiana Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for SGFC, and to perform no procedures relating to the Christiana Mall Mortgage Loan for Barclays Bank PLC.

Attachment A Page 2 of 13

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Barclays, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Barclays, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 13

7.	Using the “Principal/Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal/Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 24 of Exhibit 2 to Attachment A) and the Mortgage Loans which have “Balloon” for the “Amortization Type” characteristic on the Final Data File (collectively, the “Balloon Loans”), which are described in the succeeding paragraphs of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans and Balloon Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For the Balloon Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use  “0” for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

Attachment A Page 4 of 13

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service Amount ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.) all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amortization” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization” characteristic.

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity/ARD Date,
g.	Interest Rate % and
h.	Monthly Debt Service Amount ($)

of each Mortgage Loan (except for the Goodyear Portfolio Mortgage Loan (as defined in Note 23 of Exhibit 2 to Attachment A), which is described in the last paragraph of this Item 11.), all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the Goodyear Portfolio Mortgage Loan) and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in May 2019 (or, in the case of any Mortgage Loan that has its first due date after May 2019, the date that would have been its due date in May 2019 under the terms of the Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity/ARD Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 13

11. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity/ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Amount ($),” as shown on the Final Data File, on the “Maturity/ARD Date.”

For the Goodyear Portfolio Mortgage Loan and its related Underlying Properties, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Current Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity/ARD Balance ($)” characteristics using the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the Goodyear Portfolio Mortgage Loan, information on the Goodyear Portfolio Amortization Schedule (as defined in Note 23 of Exhibit 2 to Attachment A) and the:

a.	Total Original Balance Pari Passu ($) (as defined in Item 14.),

b.	Original Balance ($),

c.	First Payment Date and

d.	Maturity/ARD Date

of the Goodyear Portfolio Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Goodyear Portfolio Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor instructed us to ignore differences of +/- $1 or less.

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service Amount ($) and
g.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the Goodyear Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 12.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the June 2019 “Monthly Debt Service Amount ($)” for each Mortgage Loan that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

12. (continued)

For the Goodyear Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the Goodyear Portfolio Amortization Schedule and the “Original Balance ($)” and “Total Original Balance Pari Passu ($)” of the Goodyear Portfolio Mortgage Loan, both as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Scheduled Interest Amount and

b.	Scheduled Principal Amount

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the:

i.        Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For each Mortgage Loan on the Final Data File with the “Additional Debt

Exist (Y/N)” characteristic as “Yes” (collectively, the “Mortgage Loans with Additional Debt”) (except for the Goodyear Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 13.), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Current Balance ($)”) and as of the maturity date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined in Note 37 of Exhibit 2 to Attachment A) and/or information in the applicable Data Sources (as defined in Note 23 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure:

a.	The applicable Mortgage Loan Seller(s) (except UBS AG, which is described in b. below), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less,
b.	UBS AG, on behalf of the Depositor, instructed us to ignore differences of +/- $4 or less and
c.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date of the additional debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents and/or Data Source(s) on the maturity date.

Attachment A Page 7 of 13

13. (continued)

For the Goodyear Portfolio Mortgage Loan, which has the “Additional Debt Exist (Y/N)” characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “B-Note” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information relating to the Goodyear Portfolio Subordinate Companion Loan (as defined in Note 23 of Exhibit 2 to Attachment A) that is located in the:

a.        Applicable Data Sources and

b.        Goodyear Portfolio Amortization Schedule

to recalculate the aggregate principal balance of the Goodyear Portfolio Subordinate Companion Loan as of the Cut-off Date and as of the maturity date of the Goodyear Portfolio Subordinate Companion Loan. We compared this recalculated information to the corresponding “Additional Debt Current Balance ($)” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Mortgage Loans which have the “Additional Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Current Balance ($)” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Original Balance Piece In Trust ($) and
b.	Original Balance Piece Non-Trust ($)

of each Pari Passu Mortgage Loan (as defined in Note 23 of Exhibit 2 to Attachment A), both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt ($)” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt ($)” characteristic.

Attachment A Page 8 of 13

15.	For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Sources and the applicable information that is described in Note 23 of Exhibit 2 to Attachment A (and in the case of the Goodyear Portfolio Mortgage Loan, the Goodyear Portfolio Amortization Schedule) to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) (as defined in Note 23 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Total Current Balance Pari Passu Debt ($)”) and as of the maturity date of the Pari Passu Mortgage Loan (the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure:
a.	The applicable Mortgage Loan Seller(s) (except UBS AG, which is described in b. below), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less,
b.	UBS AG, on behalf of the Depositor, instructed us to ignore differences of +/- $4 or less,
c.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date of the Whole Loan (as defined in Note 23 of Exhibit 2 to Attachment A), excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date,
d.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Vanguard Portfolio Subordinate Companion Loan with respect to the Vanguard Portfolio Mortgage Loan (both as defined in Note 23 of Exhibit 2 to Attachment A),
e.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the NEMA San Francisco Subordinate Companion Loans with respect to the NEMA San Francisco Mortgage Loan (both as defined in Note 23 of Exhibit 2 to Attachment A),
f.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the 787 Eleventh Avenue Subordinate Companion Loans with respect to the 787 Eleventh Avenue Mortgage Loan (both as defined in Note 23 of Exhibit 2 to Attachment A),
g.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include The Colonnade Office Complex Subordinate Companion Loans with respect to The Colonnade Office Complex Mortgage Loan (both as defined in Note 23 of Exhibit 2 to Attachment A),
h.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Goodyear Portfolio Subordinate Companion Loan with respect to the Goodyear Portfolio Mortgage Loan and
i.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Christiana Mall Subordinate Companion Loans (as defined in Note 23 of Exhibit 2 to Attachment A) with respect to the Christiana Mall Mortgage Loan.

Attachment A Page 9 of 13

15. (continued)

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Current Balance Pari Passu Debt ($)” and “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” characteristics.

16.	Using the:
a.	Total Additional Debt Original Balance,
b.	Total Original Balance Pari Passu Debt ($),
c.	Additional Debt Current Balance ($),
d.	Total Current Balance Pari Passu Debt ($),
e.	Total Additional Debt Maturity Balance and
f.	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Original Debt Balance (Pari + B-note + Mezz),
ii.	Total Debt Current Balance ($) and
iii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

17.	Using the:
a.	Seasoning,
b.	Original Amortization,
c.	Original Term,
d.	I/O Period and
e.	Original Lockout

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Amortization (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 17.),
ii.	Remaining Term and
iii.	Lockout Remaining (except for the Mortgage Loan identified on the Final Data File as “GNL Industrial Portfolio” (the “GNL Industrial Portfolio Mortgage Loan”), which is described in the last paragraph of this Item 17.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 13

17. (continued)

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization” characteristic.

For the GNL Industrial Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Remaining” characteristic.

18.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	CREFC Fee and
f.	Certificate Administrator Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 13

21.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 21.,

we recalculated the:

i.	U/W NOI DSCR (x),
ii.	U/W NCF DSCR (x),
iii.	Current LTV (%),
iv.	Maturity/ARD LTV (%),
v.	% of Initial Pool Balance,
vi.	Annual Debt Service Amount ($),
vii.	Current U/W NOI Debt Yield (%),
viii.	Current U/W NCF Debt Yield (%),
ix.	Original Loan/Unit,
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit

of each Mortgage Loan and, with respect to item v. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “U/W NOI DSCR (x)” and “U/W NCF DSCR (x)” to two decimal places and the “Current LTV (%),” “Maturity/ARD LTV (%),” “Current U/W NOI Debt Yield (%)” and “Current U/W NCF Debt Yield (%)” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	U/W NOI DSCR (x),
b.	U/W NCF DSCR (x),
c.	Current LTV (%),
d.	Maturity/ARD LTV (%),
e.	Current U/W NOI Debt Yield (%),
f.	Current U/W NCF Debt Yield (%),
g.	Original Loan/Unit,
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

Attachment A Page 12 of 13

21. (continued)

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “U/W NOI DSCR (x)” and “U/W NCF DSCR (x)” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Current Balance Pari Passu Debt ($),” as shown on the Final Data File, to recalculate the:

a.	Current LTV (%),

b.	Current U/W NOI Debt Yield (%),

c.	Current U/W NCF Debt Yield (%) and

d.	Current Balance per Unit ($)

characteristics.

For the purpose of recalculating the “Current U/W NOI Debt Yield (%)” and “Current U/W NCF Debt Yield (%)” characteristics for Mortgage Loan identified on the Final Data File as “The Block Northway,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Total Current Balance Pari Passu Debt ($)” used for these recalculations by the “Holdback Amt” for this Mortgage Loan, as shown on the Final Data File.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the “Maturity/ARD LTV (%)” and “Maturity Balance per Unit” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt ($),” as shown on the Final Data File, to recalculate the “Original Loan/Unit” characteristic.

22.	Using the:
a.	Aggregate Pari Passu Annual Debt Service and
b.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, both as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 13 of 13

23.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt UW NCF DSCR (x),
iii.	Total Debt Current LTV (%),

iv.	Total Debt MAT_LTV,

v.	Total Debt UW NOI Debt Yield (%),

vi.	Total Debt NCF DY and

vii.	Total Debt Per Unit

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to round the “Total Debt NOI DSCR” and “Total Debt UW NCF DSCR (x)” to two decimal places and the “Total Debt Current LTV (%),” “Total Debt MAT_LTV,” “Total Debt UW NOI Debt Yield (%)” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

For the Underlying Properties associated with each Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt that is also a Multiple Property Loan (collectively, the “Multiple Property Loans with Pari Passu or Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Total Debt NOI DSCR,

b.	Total Debt UW NCF DSCR (x),

c.	Total Debt Current LTV (%),
d.	Total Debt MAT_LTV,
e.	Total Debt UW NOI Debt Yield (%),
f.	Total Debt NCF DY and
g.	Total Debt Per Unit

of each Multiple Property Loan with Pari Passu or Additional Debt as the value for each of the characteristics listed in a. through g. above for each Underlying Property associated with such Multiple Property Loan with Pari Passu or Additional Debt.

For the purpose of recalculating the “Total Debt UW NOI Debt Yield (%)” and “Total Debt NCF DY” characteristics for the Mortgage Loan identified on the Final Data File as “The Block Northway,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Total Debt Current Balance ($)” used for these recalculations by the “Holdback Amt” for this Mortgage Loan, as shown on the Final Data File.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

•     SSTII Self Storage Portfolio II

•     Vanguard Portfolio

•     GNL Industrial Portfolio

•     SWVP Portfolio

•     Inland Devon Self Storage Portfolio

•     Wolverine Portfolio

•     ExchangeRight Net Leased Portfolio 26

•     ExchangeRight Net Leased Portfolio 24

•     Heartland Dental Medical Office Portfolio

	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 23 of Exhibit 2 to Attachment A) that are stated in the applicable Data Source (as defined in Note 23 of Exhibit 2 to Attachment A)

• Goodyear Portfolio • Bond Street Norfolk Retail Portfolio • ILPT Hawaii Portfolio • Southern Motion Industrial Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Data Source

• DentaQuest & Aurora Portfolio • Burns Office & Industrial Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Notes 1 and 2)	Appraisal Report, Engineering Report, Phase I Environmental Report, USPS Internet Site or Final Title Policy
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-type (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Note 5)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Notes 2 and 6)	Appraisal Report, Engineering Report, Phase I Environmental Report or Heartland Dental Medical Office Portfolio Appraisal Schedule
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 8)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement
Property Manager (see Note 2)	Management Agreement or Loan Agreement
Hotel Franchise Flag	Franchise Agreement or Membership Agreement
Franchise Agreement Expiration (see Note 2)	Franchise Agreement or Membership Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 9)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 9)	Appraisal Report or Portfolio Appraisal Report
As-is Date of Valuation	Appraisal Report or Portfolio Appraisal Report
As-is Appraised Value	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report or Portfolio Appraisal Report
Appraised CapRate (%) (see Notes 5 and 6)	Appraisal Report or Heartland Dental Medical Office Portfolio Appraisal Schedule
Valuation Source Securitization Code (see Note 4)	Appraisal Report
Engineering Report Date (see Notes 5 and 6)	Engineering Report or Heartland Dental Medical Office Portfolio PCR Schedule
Environmental Report Date (see Note 6)	Phase I Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Environmental Report Type (see Notes 2 and 6)	Phase I Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Phase II Recommended (see Note 6)	Phase I Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Phase II Performed (see Notes 6 and 10)	Phase II Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Seismic Report Date (see Note 11)	Seismic Report
Seismic Zone (see Note 11)	Seismic Report or Engineering Report
PML % (see Note 11)	Seismic Report
Earthquake Insurance (see Note 12)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (see Note 13)	Certificate of Environmental Insurance or Insurance Review Document
Blanket Insurance Policy (Y/N)	Certificate of Property Insurance or Insurance Review Document
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 14)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 16)

Characteristic	Source Document(s)

U/W Revenues ($)	Underwriter’s Summary Report
U/W Expenses ($)	Underwriter’s Summary Report
U/W Net Operating Income ($)	Underwriter’s Summary Report
U/W Capital Items ($)	Underwriter’s Summary Report
U/W Net Cash Flow ($)	Underwriter’s Summary Report
U/W Economic Occupancy (%)	Underwriter’s Summary Report
Most Recent Revenues ($) (see Note 17)	Underwriter’s Summary Report
Most Recent Expenses ($) (see Note 17)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 17)	Underwriter’s Summary Report
As of (see Note 17)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2016 Revenues ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report

Hotel Operating Information: (see Note 19)

Characteristic	Source Document

2016 Occupancy (%)	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 Occupancy (%)	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2018 Occupancy (%)	Underwriter’s Summary Report
2018 ADR ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy (%)	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy (%)	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Environmental Reserve ($) (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Closing Statement or Tax Escrow Analysis
Monthly Insurance Reserve ($)	Closing Statement or Insurance Escrow Analysis
Monthly Other Reserve ($) (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement
CapEx Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Master Lease Agreement
Environmental Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Insurance Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Upfront Capex Support
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Tax Escrow Analysis
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Insurance Escrow Analysis
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Upfront Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Tax Escrow Analysis

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insurance Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Insurance Escrow Analysis
Capex Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware LLC or LP? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE State	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal/Carveout Guarantor (see Note 2)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 23)

For all Mortgage Loans:

•        Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•        Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance Piece In Trust ($) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Balance Piece Non-Trust ($) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Loan Agreement, Loan Modification Agreement or Co-Lender Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Amount ($) (see Notes 23, 24 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Aggregate Pari Passu Annual Debt Service (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Loan Agreement or Loan Modification Agreement
Post-ARD Hyper Am? (Yes/No)	Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity/ARD Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 29)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 30)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 31, 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lockout/Defeasance End Date (AL) (see Notes 31, 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 31 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 31 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 31 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 32 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Lockout (see Notes 31 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provisions (see Notes 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maintenance Index (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
Single Purpose Entity (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Number of Independent Directors	Promissory Note, Loan Agreement or Loan Modification Agreement
Title Type (see Notes 2 and 36)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Draft Title Policy
Lien Position Securitization Code (see Notes 4 and 36)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Draft Title Policy
Ground Lease Annual Payment	Ground Lease, Ground Lease Estoppel or Underwriter’s Summary Report
Ground Lease Escalation Terms	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration	Ground Lease or Ground Lease Estoppel
Ground Lease Fully Extended Expiration	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Terms	Ground Lease or Ground Lease Estoppel
Crossed Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Additional Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Type of Addit Debt Permitted	Promissory Note, Loan Agreement or Loan Modification Agreement
Additional Debt Exist (Y/N) (see Note 37)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt Original Balance (see Note 37)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Additional Debt Type(s) (see Note 37)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate % (see Note 37)	Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Co-Lender Agreement
Additional Debt Annual Debt Service (see Notes 37 and 38)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Condominium Present?	Loan Agreement or Loan Modification Agreement
Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
TIC Borrower? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Previous Securitization (see Note 39)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For each Mortgage Loan and Underlying Property listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

UBS AG	Heartland Dental Medical Office Portfolio	Heartland Dental Medical Office Portfolio - 7310 North Villa Drive	Street Address	7310 North Villa Lake Drive	7310 North Villa Drive
		Heartland Dental Medical Office Portfolio - 3417 Schofield Avenue	County	Marathon	St. Clair
		Heartland Dental Medical Office Portfolio - 103 Farabee Drive North	Year Renovated	<blank>	2012
		Heartland Dental Medical Office Portfolio - 213 Main Street	Environmental Report Type	<blank>	Phase I
		Heartland Dental Medical Office Portfolio - 1405 South 25th Street	Environmental Report Type	<blank>	Phase I

UBS AG	ILPT Hawaii Portfolio	1052 Ahua Street	Property Type Property Sub-type	Leased Fee Leased Fee	Other Parking
		855 Mapunapuna Street	Title Type	<unable to determine>	Fee
		2816 Awaawaloa Street	Title Type	<unable to determine>	Fee
		2864 Awaawaloa Street	Title Type	<unable to determine>	Fee
		2850 Awaawaloa Street	Title Type	<unable to determine>	Fee

RMF	Goodyear Portfolio	Tire Testing	Property Sub-type Year Renovated	Manufacturing <blank>	Flex 2018
		North Archwood	Property Sub-type Year Renovated	Manufacturing <blank>	Flex 2018
		Innovation Tech Center	Year Renovated	<blank>	2018
		Research Center	Year Renovated	<blank>	2018

Natixis	Vanguard Portfolio	1001 Cedar Hollow Road	Year Renovated Property Manager	<blank> Jones Lang LaSalle Americas, Inc.	2017 Self-managed
		60 Morehall Road	Year Renovated Property Manager	<blank> Jones Lang LaSalle Americas, Inc.	2015 Self-managed
		50 Morehall Road	Year Renovated Property Manager	<blank> Jones Lang LaSalle Americas, Inc.	2014 Self-managed
		425 Old Morehall Road	Property Manager	Jones Lang LaSalle Americas, Inc.	Self-managed

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

Table A1: (continued)
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Barclays	Inland Devon Self Storage Portfolio	NAP 2700 Poplar Avenue	Year Renovated Year Renovated	<blank> <blank>	Various NAV

SGFC	TownePlace Suites Alamonte Springs	NAP	Franchise Agreement Expiration	20th anniversary of opening date	04/18/2036

SGFC	Holiday Inn Express Gatesville	NAP	Franchise Agreement Expiration	20th anniversary of opening date	09/30/2036

Natixis	NEMA San Francisco	NAP	Principal/Carveout Guarantor	Sonny Kahn as trustee of the SK Business Trust pursuant to that certain Declaration of Trust dated December 31, 2003; Russell W. Galbut as trustee of the RF Business Trust pursuant to that certain Amendment and Restatement of the RF Business trust dated November 3, 2009; Bruce A. Menin as trustee of the Menin 1998 Business Trust pursuant to that certain Restated and Amended Declaration of Trust dated November 6, 2009	Sonny Kahn, not personally or individually (except as set forth in section 21 of this guaranty), but solely as trustee of the SK Business Trust pursuant to that certain Declaration of Trust dated December 31, 2003; Russell W. Galbut, not personally or individually (except as set forth in section 21 of this guaranty), but solely as trustee of the RF Business Trust pursuant to that certain Amendment and Restatement of the RF Business trust dated November 3, 2009; Bruce A. Menin, not personally or individually (except as set forth in section 21 of this guaranty), but solely as trustee of the Menin 1998 Business Trust pursuant to that certain Restated and Amended Declaration of Trust dated November 6, 2009.

SGFC	SWVP Portfolio	InterContinental	Title Type	Fee/Leasehold	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

3.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraphs of this Note 3), as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

For the mortgaged properties identified on the Combined Data File as:

a.	787 Eleventh Avenue,
b.	Heartland Dental Medical Office Portfolio – 9150 North East Barry Road,
c.	Heartland Dental Medical Office Portfolio – 11925 Jones Bridge Road,
d.	Heartland Dental Medical Office Portfolio – 4112 North Belt Highway,
e.	Heartland Dental Medical Office Portfolio – 3009 Winghaven Boulevard,
f.	Heartland Dental Medical Office Portfolio – 561 East Lincoln Highway,
g.	Heartland Dental Medical Office Portfolio – 1751 Pleasant Road,
h.	Heartland Dental Medical Office Portfolio – 299A Indian Lake Boulevard,
i.	Heartland Dental Medical Office Portfolio – 630 East Markey Parkway,
j.	Heartland Dental Medical Office Portfolio – 782 Belle Terre Parkway,
k.	Heartland Dental Medical Office Portfolio – 4608 South West College Road,
l.	Heartland Dental Medical Office Portfolio – 1315 Bell Road,
m.	Heartland Dental Medical Office Portfolio – 840 Nissan Drive,
n.	Heartland Dental Medical Office Portfolio – 13794 Beach Boulevard,
o.	Heartland Dental Medical Office Portfolio – 1840 Dekalb Avenue,
p.	Heartland Dental Medical Office Portfolio – 2014 Lime Kiln Road,
q.	Heartland Dental Medical Office Portfolio – 2950 South Rutherford Boulevard,
r.	Heartland Dental Medical Office Portfolio – 780 East-West Connector South West and
s.	Heartland Dental Medical Office Portfolio – 13328 Metcalf Avenue,

all of which are secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

For the mortgaged properties identified on the Combined Data File as:

a.	Heartland Dental Medical Office Portfolio – 2066 Bruce B. Downs Boulevard,
b.	Heartland Dental Medical Office Portfolio – 3016 Columbia Avenue,
c.	Heartland Dental Medical Office Portfolio – 3120 Mahan Drive,
d.	Heartland Dental Medical Office Portfolio – 1715 West Main Street and
e.	Heartland Dental Medical Office Portfolio – 10389 Big Bend Road,

all of which are secured by one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic, “MU” for the “Property Type Code” characteristic and “Medical/Retail” for the “Property Sub-type” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

For the mortgaged properties identified on the Combined Data File as:

a.	Heartland Dental Medical Office Portfolio – 1647 County Road 220,
b.	Heartland Dental Medical Office Portfolio – 1381 Citrus Tower Boulevard,
c.	Heartland Dental Medical Office Portfolio – 13816 Narcoossee Road,
d.	Heartland Dental Medical Office Portfolio – 2620 East Highway 50,
e.	Heartland Dental Medical Office Portfolio – 2301 Old Canoe Creek Road,
f.	Heartland Dental Medical Office Portfolio – 2707 Sycamore Road and
g.	Heartland Dental Medical Office Portfolio – 17810 Pierce Plaza,

all of which are secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Office” for the “Property Type” characteristic and “Medical” for the “Property Sub-type” characteristic.

4.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	For the purpose of comparing the:

a.       Year Built,

b.       Appraised CapRate (%) and

c.       Engineering Report Date

characteristics for the mortgaged properties with the “Property Type” characteristic as “Leased Fee” or “Other,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Year Built,” “Appraised CapRate (%)” and “Engineering Report Date” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the:
a.	Year Renovated,
b.	Appraised CapRate (%),
c.	Engineering Report Date,
d.	Environmental Report Date,
e.	Environmental Report Type,
f.	Phase II Recommended and
g.	Phase II Performed

characteristics for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “Heartland Dental Medical Office Portfolio” (the “Heartland Dental Medical Office Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

i.	The Heartland Dental Medical Office Portfolio appraisal schedule Source Document for a. and b. above,
ii.	The Heartland Dental Medical Office Portfolio PCR schedule Source Document for c. above and
iii.	The Heartland Dental Medical Office Portfolio ESA schedule Source Document for d., e., f. and g. above.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Office,” “Retail,” “Mixed Use,” “Leased Fee,” “Industrial” or “Other.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Office,” “Retail,” “Mixed Use,” “Leased Fee,” “Industrial” or “Other,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hotel,” “Multifamily,” “Self Storage or “Manufactured Housing”. For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Hotel,” “Multifamily,” “Self Storage” or “Manufactured Housing,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

8.	For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single Tenant” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Note Date” of the related Mortgage Loan, as shown on the Combined Data File, for the “Occupancy Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

9.	For the mortgaged properties on the Combined Data File with the “Appraisal Value Type (As Is / As Stabilized / As Complete)” characteristic as “As Is (PIP Extraordinary Assumption),” “As Is (Capital Deduction Assumed)” or “As Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, each as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

10.	For the purpose of comparing the “Phase II Performed” characteristic (except for the Underlying Properties securing the Heartland Dental Medical Office Portfolio Mortgage Loan, which are described in Note 6), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

11.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties (except for the “Seismic Zone” characteristic for the mortgaged properties described in the succeeding paragraph of this Note 11) that contain a seismic report Source Document in the related loan file.

For the mortgaged properties identified on the Combined Data File as:

a.       Heartland Dental Medical Office Portfolio – 1200 Network Centre Drive,

b.       Heartland Dental Medical Office Portfolio – 2202 Althoff Drive,

c.       Heartland Dental Medical Office Portfolio – 242 Southwoods Center and

d.       Heartland Dental Medical Office Portfolio – 1490 North Green Mount Road,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the engineering report Source Document for the “Seismic Zone” characteristic.

12.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the certificate of property insurance or insurance review document Source Document indicates that earthquake insurance is in place. The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, if the certificate of property insurance or insurance review document Source Document indicates that there is no earthquake insurance in place.

Exhibit 2 to Attachment A

Notes: (continued)

13.	For the purpose of comparing the “Environmental Insurance” characteristic (except for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “ILPT Hawaii Portfolio” (the “ILPT Hawaii Portfolio Mortgage Loan”), which is described in the succeeding paragraph of this Note 13), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance or insurance review document Source Document in the related loan file which indicates that environmental insurance is in place.

For the purpose of comparing the “Environmental Insurance” characteristic for the Underlying Properties securing the ILPT Hawaii Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “Environmental Insurance” characteristic. For the purpose of comparing the “Environmental Insurance” characteristic, for the ILPT Hawaii Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “Yes” for the “Environmental Insurance” characteristic.

14.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage (except for the mortgaged property described in the succeeding paragraph of this Note 14), all as shown in the applicable Source Document(s).

For the purpose of comparing the “Second Largest Tenant” for the mortgaged property identified on the Combined Data File as “Heartland Dental Medical Office Portfolio – 3009 Winghaven Boulevard,” which partially secures the Heartland Dental Medical Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat “Creative Smiles – Winghaven” as the “Second Largest Tenant” even though the tenant pays less rent than “Family Dental Care at Winghaven,” which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat as the “Third Largest Tenant,” all as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding paragraphs of this Note 14), all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “The Colonnade Office Complex,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenants identified as “Hilton Domestic Operating Company” and “Google, Inc.” in the underwritten rent roll Source Document, and to use the lease expiration date for the respective lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “California Center,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “State of California” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “Patuxent Crossing,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the respective tenants identified as “Howard County, Maryland” and “FEI.COM” in the underwritten rent roll Source Document, and to use the lease expiration date for the respective lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

15.	For the purpose of comparing the:
a.	Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics (except for the mortgaged properties described in the succeeding paragraph of this Note 15), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

For the mortgaged properties identified on the Combined Data File as:

a.       Walgreens – Chalmette (West Judge Perez), LA

b.       Walgreens – Cincinnati (Bridgetown), OH

c.       Walgreens – Lafayette (Creasy Lane), IN,

d.       Walgreens – McDonough (Hwy 81), GA and

e.       Walgreens – Milwaukee (Howell), WI,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the current tenant termination option, as shown in the applicable Source Document(s), for the “Lease Expiration” characteristic.

16.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $3 or less.

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the:

a.         Most Recent Revenues ($),

b.	Most Recent Expenses ($),
c.	Most Recent NOI ($) and
d.	As Of

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAV” if the underwriter’s summary report Source Document did not include financial information past 2018 .

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” of each Mortgage Loan, as defined in Item 11. of Attachment A).

19.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgage Loans and Underlying Properties on the Combined Data File with the “Property Type” characteristic as “Hotel.”

20.	For the purpose of comparing the:
a.	Monthly Capex Reserve ($),
b.	Monthly TI/LC Reserve ($),
c.	Monthly Environmental Reserve ($),
d.	Monthly Other Reserve ($) and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

21.	For the purpose of comparing the:
a.	CapEx Reserve Cap ($),
b.	TI/LC Reserve Cap ($),
c.	Environmental Reserve Cap ($),
d.	RE Tax Reserve Cap ($),
e.	Insurance Reserve Cap ($),
f.	Debt Service Reserve Cap ($) and
g.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

22.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

Exhibit 2 to Attachment A

Notes: (continued)

23.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Vanguard Portfolio” (the “Vanguard Portfolio Mortgage Loan”), the related Whole Loan (the “Vanguard Portfolio Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Vanguard Portfolio Subordinate Companion Loan”),
b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “NEMA San Francisco” (the “NEMA San Francisco Mortgage Loan”), the related Whole Loan (the “NEMA San Francisco Whole Loan”) also has one senior subordinate secured note (the “NEMA San Francisco Senior Subordinate Companion Loan”) and two junior subordinate secured notes (the “NEMA San Francisco Junior Subordinate Companion Loans,” together with the NEMA San Francisco Senior Subordinate Companion Loan, the “NEMA San Francisco Subordinate Companion Loans”) that will not be assets of the Issuing Entity,
c.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “787 Eleventh Avenue” (the “787 Eleventh Avenue Mortgage Loan”), the related Whole Loan (the “787 Eleventh Avenue Whole Loan”) also has one senior subordinate secured note (the “787 Eleventh Avenue Senior Subordinate Companion Loan”) and one junior subordinate secured note (the “787 Eleventh Avenue Junior Subordinate Companion Loan, together with the 787 Eleventh Avenue Senior Subordinate Companion Loan, the “787 Eleventh Avenue Subordinate Companion Loans”) that will not be assets of the Issuing Entity,
d.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “The Colonnade Office Complex” (“The Colonnade Office Complex Mortgage Loan”), the related Whole Loan (“The Colonnade Office Complex Whole Loan”) also has six senior subordinate secured notes (“The Colonnade Office Complex Senior Subordinate Companion Loans”) and one junior subordinate secured note (“The Colonnade Office Complex Junior Subordinate Companion Loan,” together with The Colonnade Office Complex Senior Subordinate Companion Loans, “The Colonnade Office Complex Subordinate Companion Loans”) that will not be assets of the Issuing Entity,
e.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Goodyear Portfolio” (the “Goodyear Portfolio Mortgage Loan”), the related Whole Loan (the “Goodyear Portfolio Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Goodyear Portfolio Subordinate Companion Loan”) and
f.	With respect to the Christiana Mall Mortgage Loan, the related Whole Loan (the “Christiana Mall Whole Loan”) also has three subordinate secured notes that will not be assets of the Issuing Entity (the “Christiana Mall Subordinate Companion Loans”).

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule, as applicable (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari-passu with each other, and also, with respect to the Vanguard Portfolio Whole Loan, NEMA San Francisco Whole Loan, 787 Eleventh Avenue Whole Loan, The Colonnade Office Complex Whole Loan, Goodyear Portfolio Whole Loan and Christiana Mall Whole Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s) (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan Seller(s)	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

SSTI Self Storage Portfolio	KeyBank	Mortgage Loan Companion Loans	A-1 A-2, A-3, A-4	Interest Only	Loan Agreement

Vanguard Portfolio	Natixis	Mortgage Loan Companion Loans	A-1, A-2 A-3, A-4, A-5, A-6	Interest Only	Loan Modification Agreement
		Subordinate Companion Loan	B-1

GNL Industrial Portfolio	SGFC	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Agreement

SWVP Portfolio	SGFC	Mortgage Loan Companion Loans	A-1, A-3 A-2, A-4, A-5, A-6, A-7, A-8, A-9, A-10	Interest Only	Amended Promissory Notes and Loan Agreement

Inland Devon Self Storage Portfolio	Barclays	Mortgage Loan Companion Loan	A-1 A-2	IO-Balloon	Loan Agreement

NEMA San Francisco	Natixis	Mortgage Loan Companion Loans	A-2, A-4 A-1, A-3, A-5	Interest Only	Loan Modification Agreement
		Senior Subordinate Companion Loan	A-B
		Junior Subordinate Companion Loans	B-1, B-2

787 Eleventh Avenue	SGFC	Mortgage Loan Companion Loans	A-1C A-1A, A-1B, A-1D	Interest Only	Loan Modification Agreement
		Senior Subordinate Companion Loan	A-2
		Junior Subordinate Companion Loan	B

The Colonnade Office Complex	UBS AG	Mortgage Loan Companion Loans	A-3, A-6, A-8 A-1, A-2-1, A-2-2, A-2-3, A-4, A-5, A-7	Interest Only	Loan Modification Agreement
		Senior Subordinate Companion Loans Junior Subordinate Companion Loan	B-1, B-2, B-3, B-4, B-5, B-6 C-1

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

Table A2: (continued)

Whole Loan	Mortgage Loan Seller(s)	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Wolverine Portfolio	UBS AG	Mortgage Loan Companion Loans	A-3, A-4, A-6, A-7, A-8 A-1, A-2, A-5, A-9, A-10	IO-Balloon	Loan Agreement

Kings Mountain Center	SGFC	Mortgage Loan Companion Loan	A-1, A-3, A-4 A-2	IO-Balloon	Loan Modification Agreement

ExchangeRight Net Leased Portfolio 26	SGFC	Mortgage Loan Companion Loans	A-2 A-1, A-3	Interest Only	Loan Modification Agreement

Patuxent Crossing	Barclays	Mortgage Loan Companion Loan	A-1 A-2	IO-Balloon	Loan Modification Agreement

The Block Northway	UBS AG	Mortgage Loan Companion Loans	A-1-2, A-3, A-6, A-7-1 A-1-1, A-2, A-4, A-5, A-7-2, A-8	IO-Balloon	Loan Modification Agreement

Goodyear Portfolio	RMF	Mortgage Loan Companion Loans	A-2 A-1, A-3, A-4, A-5	Interest Only	Loan Agreement
		Subordinate Companion Loan	B

ExchangeRight Net Leased Portfolio 24	SGFC	Mortgage Loan Companion Loans	A-3 A-1, A-2, A-4	Interest Only	Loan Modification Agreement

Heartland Dental Medical Office Portfolio	UBS AG	Mortgage Loan Companion Loans	A-2-2, A-9 A-1, A-2-1, A-3, A-4, A-5, A-6, A-7, A-8, A-10	Balloon	Client Provided Schedule

ILPT Hawaii Portfolio	UBS AG	Mortgage Loan Companion Loans	A-10 A-1, A-2, A-3, A-4, A-5-1, A-5-2, A-5-3, A-5-4, A-6-1, A-6-2, A-6-3, A-7-1, A-7-2, A-8-1, A-8-2, A-9, A-11	Interest Only	Client Provided Schedule

Southern Motion Industrial Portfolio	UBS AG	Mortgage Loan Companion Loans	A-4, A-5 A-1, A-2, A-3, A-6	IO-Balloon	Loan Agreement

Christiana Mall	SGFC	Mortgage Loan Companion Loans	A-2-E A-1-A, A-1-B, A-1-C, A-1-D, A-1-E, A-2-A, A-2-B, A-2-C, A-2-D, A-3-A, A-3-B, A-3-C	Interest Only	Loan Modification Agreement
		Subordinate Companion Loans	B-1, B-2, B-3

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the avoidance of doubt, for the Vanguard Portfolio Mortgage Loan, NEMA San Francisco Mortgage Loan, 787 Eleventh Avenue Mortgage Loan, The Colonnade Office Complex Mortgage Loan, Goodyear Portfolio Mortgage Loan and Christiana Mall Mortgage Loan, all references herein to the related Companion Loans do not include the Vanguard Portfolio Subordinate Companion Loan, NEMA San Francisco Subordinate Companion Loans, 787 Eleventh Avenue Subordinate Companion Loans, The Colonnade Office Complex Subordinate Companion Loans, Goodyear Portfolio Subordinate Companion Loan and Christiana Mall Subordinate Companion Loans, respectively.

For the purpose of comparing the “Original Balance ($)” and “Original Balance Piece In Trust ($)” characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Original Balance Piece Non-Trust ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A2 (except for the Goodyear Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Note 23) (all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Aggregate Pari Passu Annual Debt Service” as the product of:

a.	The sum of the:
i.	Original Balance Piece In Trust ($) and
ii.	Original Balance Piece Non-Trust ($),
b.	The Interest Rate % and
c.	365/360.

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for the Goodyear Portfolio Mortgage Loan, which has “Interest Only” listed in the “Amortization Type” column of Table A2, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the first 12 monthly interest payments following the Cut-off Date related to the Mortgage Loan and Companion Loans, as shown on the amortization schedule in the loan agreement Source Document (the “Goodyear Portfolio Amortization Schedule”).

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for each Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A2 (the “Partial I/O Pari Passu Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for the Pari Passu Mortgage Loan with “Balloon” listed in the “Amortization Type” column of Table A2 (the “Balloon Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for the Balloon Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for the Partial I/O Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Original Balance Piece In Trust ($),
b.	Original Balance Piece Non-Trust ($) and
c.	Aggregate Pari Passu Annual Debt Service

characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

24.	For the Mortgage Loans which have “Interest Only” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “Interest Only Loans”) (except for the Goodyear Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Note 24), all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Amount ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for the Goodyear Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly interest payments after the Cut-off Date for the related Whole Loan, as shown on the Goodyear Portfolio Amortization Schedule, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the “Total Original Balance Pari Passu Debt” of the Whole Loan, as shown on the Combined Data File.

25.	For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for the Mortgage Loans which have “IO-Balloon” for the “Amortization Type” characteristic on the Combined Data File (the “IO-Balloon Loans”) (except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 23 above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Monthly Debt Service Amount ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document.

26.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File where the applicable Source Document does not define the first payment date, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document.

27.	For the Goodyear Portfolio Mortgage Loan, which pays according to the Goodyear Portfolio Amortization Schedule, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Interest Only” for the “Amortization Type” characteristic and “NAP” for the “Partial IO Loan First P&I Payment” characteristic.

28.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and IO-Balloon Loan. For each Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

29.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account. For hotel properties, the Mortgage Loan will be considered to have a hard lockbox if credit card companies or credit card clearing banks are required to deposit credit card receivables directly to the lockbox account, even if cash, checks or certain other payments are paid to the borrower or property manager prior to being deposited into the lockbox account,
b.	Soft – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses and
c.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox.

30.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing – for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

Exhibit 2 to Attachment A

Notes: (continued)

31.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the defeasance period for Mortgage Loans that allow for defeasance following a lockout period and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document(s). For the Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic.

For the Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date,” “Prepayment Lockout/Defeasance End Date (AL)” and “Original Lockout” characteristics.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the ”Prepayment / Defeasance End Date,” “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document.  For Mortgage Loans that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” characteristic and “<blank>” for the “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

32.	For the purpose of comparing the:
a.	Lockout End Date,
b.	Prepayment Lockout/Defeasance End Date (AL),
c.	Defeasance Option Start Date,
d.	Original Lockout,
e.	Remaining Defeasance Payments,
f.	Remaining Yield Maintenance Payments,
g.	Prepayment Provisions and
h.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

33.	For the Vanguard Portfolio Mortgage Loan, the loan agreement Source Document contains the following:

“Borrower shall repay the entire outstanding principal balance of the Note in full on the Maturity Date, together with interest thereon to (but excluding) the date of repayment and any other amounts due and owing under the Loan Documents. Borrower shall have no right to prepay or defease all or any portion of the Principal, except in accordance with Sections 2.3.2, 2.3.3 and 2.3.4 below. Except during the continuance of an Event of Default, all proceeds of any repayment, including permitted prepayments of the Loan, shall be applied by Lender as follows in the following order of priority: First, accrued and unpaid interest at the Interest Rate; Second, to Principal; Third, to any other amounts then due and owing under the Loan Documents, including the Yield Maintenance Premium (if such repayment or prepayment occurs on or prior to the Open Prepayment Date). The Yield Maintenance Premium shall not be due in connection with a prepayment of the Loan on or after the Open Prepayment Date, after a Full Defeasance or in connection with a Partial Defeasance with respect to such portion of a Defeased Note.”

“Borrower may obtain the release of any Property (each, a “Released Property”) from the Lien of the Security Instrument (and related Loan Documents) upon a bona fide sale of such Property to a third party, provided each of the following conditions below are satisfied:”

“Borrowers shall (1) (i) pay all accrued and unpaid interest on the Principal being prepay pursuant to clause (ii) of this subsection (b) (including, if such payment is not made on a Payment Date, interest through the end of the current Interest Period) and (ii) maybe a payment of Principal in an amount equal to the Allocated Release Amount and pay to Lender any applicable Yield Maintenance Premium payable in respect of the Principal sum being prepaid or (2) cause a Partial Defeasance meeting the conditions set forth in Section 2.3.3 in the amount of the Allocated Release Amount; “

Exhibit 2 to Attachment A

Notes: (continued)

33. (continued)

For the purpose of comparing the:

a.	Lockout End Date,
b.	Prepayment Lockout/Defeasance End Date (AL),
c.	Prepayment / Defeasance End Date,
d.	Yield Maint. End Date,
e.	Prepayment Premiums End Date,
f.	Call Protection Description,
g.	Yield Maint. Allowed,
h.	Yield Maint. Provision,
i.	Remaining Yield Maintenance Payments,
j.	Prepayment Provisions,
k.	Prepayment / Defeasance Begin Date,
l.	Yield Maintenance Index,
m.	Yield Maintenance Discount,
n.	Yield Maintenance Margin and
o.	Yield Maintenance Calculation Method

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore all “Yield Maintenance Premium” language in the above description.”

34.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for the Mortgage Loans that allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for Defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

35.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

36.	For the purpose of comparing the “Title Type” characteristic for the Underlying Properties securing the ILPT Hawaii Portfolio Mortgage Loan and the “Lien Position Securitization Code” for the ILPT Hawaii Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat the draft title policy Source Documents as fully executed.

Exhibit 2 to Attachment A

Notes: (continued)

37.	For the purpose of comparing the:
a.	Additional Debt Exist (Y/N),
b.	Total Additional Debt Original Balance,
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate % and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan with Additional Debt (as defined in Item 13. of Attachment A), either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of the Goodyear Portfolio Mortgage Loan, the Goodyear Portfolio Amortization Schedule, which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement and/or loan modification agreement Source Documents, Goodyear Portfolio Amortization Schedule or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the:

a.       Additional Debt Exist (Y/N),

b.       Total Additional Debt Original Balance,

c.       Additional Debt Type(s),

d.       Additional Debt Interest Rate % and

e.       Additional Debt Annual Debt Service

characteristics for the Vanguard Portfolio Mortgage Loan, NEMA San Francisco Mortgage Loan, 787 Eleventh Avenue Mortgage Loan, The Colonnade Office Complex Mortgage Loan, Goodyear Portfolio Mortgage Loan and Christiana Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include the Vanguard Portfolio Subordinate Companion Loan, NEMA San Francisco Subordinate Companion Loans, 787 Eleventh Avenue Subordinate Companion Loans, The Colonnade Office Complex Subordinate Companion Loans, Goodyear Portfolio Subordinate Companion Loan and Christiana Mall Subordinate Companion Loans as “additional debt.”

Exhibit 2 to Attachment A

Notes: (continued)

37. (continued)

For each Mortgage Loan which does not have additional debt (based on the procedure described in the first paragraph of this Note 37), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Additional Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt Original Balance” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate %” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

For the purpose of comparing the “Additional Debt Interest Rate %” characteristic for the NEMA San Francisco Mortgage Loan, which relates to the interest rates for the NEMA San Francisco Senior Subordinate Companion Loan and NEMA San Francisco Junior Subordinate Companion Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the NEMA San Francisco Senior Subordinate Companion Loan and NEMA San Francisco Junior Subordinate Companion Loans, weighted by the original principal balances of the NEMA San Francisco Senior Subordinate Companion Loan and NEMA San Francisco Junior Subordinate Companion Loans, all as shown in the applicable Data Source(s) or Secondary Financing Documents.

For the purpose of comparing the “Additional Debt Interest Rate %” characteristic for the 787 Eleventh Avenue Mortgage Loan, which relates to the interest rates for the 787 Eleventh Avenue Senior Subordinate Companion Loan and 787 Eleventh Avenue Junior Subordinate Companion Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the 787 Eleventh Avenue Senior Subordinate Companion Loan and 787 Eleventh Avenue Junior Subordinate Companion Loan, weighted by the original principal balances of the 787 Eleventh Avenue Senior Subordinate Companion Loan and 787 Eleventh Avenue Junior Subordinate Companion Loan, all as shown in the Data Source(s) or Secondary Financing Documents.

For the purpose of comparing the “Additional Debt Interest Rate %” characteristic for The Colonnade Office Complex Mortgage Loan, which relates to the interest rates for The Colonnade Office Complex Subordinate Companion Loans and the related subordinate mezzanine loan (“The Colonnade Office Complex Mezzanine Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for The Colonnade Office Complex Subordinate Companion Loans and The Colonnade Office Complex Mezzanine Loan, weighted by the original principal balances of The Colonnade Office Complex Subordinate Companion Loans and The Colonnade Office Complex Mezzanine Loan, all as shown in the applicable Data Source(s) or Secondary Financing Documents.

Exhibit 2 to Attachment A

Notes: (continued)

37. (continued)

For the purpose of comparing the “Additional Debt Interest Rate %” characteristic for the Goodyear Portfolio Mortgage Loan, which relates to the interest rate for the Goodyear Portfolio Subordinate Companion Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “See Amort Schedule” for the “Additional Debt Interest Rate %” characteristic.

38.	For the Mortgage Loans with Additional Debt (except for the Goodyear Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Note 38), the applicable Data Sources and/or Secondary Financing Documents indicate that the “additional debt” associated with each such Mortgage Loan with Additional Debt (except for the Goodyear Portfolio Mortgage Loan) is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the each Mortgage Loan with Additional Debt (except for the Goodyear Portfolio Mortgage Loan), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt Original Balance,” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Goodyear Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the Cut-off Date related to the Goodyear Portfolio Subordinate Companion Loan, as shown on the Goodyear Portfolio Amortization Schedule.

39.	For the purpose of comparing the “Previous Securitization” characteristic for each Mortgage Loan that the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated was included in a previous securitization, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan
Loan #
Loan / Prop.
# of Properties
Property Name
Appraisal Value Type (As Is / As Stabilized / As Complete)
Seller
Originator
Recycled SPE (Yes/No)
Sponsor
Warm Body Guarantor (Yes/No)
Loan #
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Cash/Pmt Collection Function
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Certificate Administrator Fee
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage

Exhibit 3 to Attachment A

Characteristic

Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Net Cash Flow Amount
Most Recent Financials Start Date
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Report Period End Scheduled Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage

Exhibit 3 to Attachment A

Characteristic

Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.